INFORMATION ON SEGMENTS (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
INFORMATION ON SEGMENTS
Net revenue		R$ 26,737,277		R$ 29,223,656		R$ 31,742,726
Performance assessed by the company		1,433,146		1,222,893		2,263,714
Depreciation and amortization		(1,587,994)		(1,606,530)		(1,702,904)
Discontinued operations		5,556,457	[1]	(597,655)		90,733
Financial results		(2,513,499)		(1,784,981)		(908,090)
Income tax		86,400		(92,353)		1,297,236
Net income (loss)		2,974,510		(2,858,626)		1,040,689
Natura &Co LATAM
INFORMATION ON SEGMENTS
Net revenue		20,440,834		22,027,337		22,413,401
Performance assessed by the company		2,239,663		1,912,651		2,595,653
Depreciation and amortization		(921,510)		(912,412)		(871,973)
Discontinued operations		6,286,298	[1]
Financial results		(2,249,167)		(1,412,369)		(700,181)
Income tax		624,892		98,712		165,137
Net income (loss)		5,980,176		(313,418)		1,188,636
Avon International [member]
INFORMATION ON SEGMENTS
Net revenue	[2]	6,286,771		7,195,984		9,329,325
Performance assessed by the company	[2]	(493,462)		(74,655)		272,655
Depreciation and amortization	[2]	(665,753)		(683,845)		(830,931)
Discontinued operations	[2]	(434,852)	[1]	(380,416)		(98,550)
Financial results	[2]	(855,283)		(665,653)		(473,195)
Income tax	[2]	(320,889)		(200,474)		210,705
Net income (loss)	[2]	(2,770,239)		(2,005,043)		(919,316)
The Body Shop [member]
INFORMATION ON SEGMENTS
Net revenue			[2]		[3]		[3]
Performance assessed by the company			[2]		[3]		[3]
Depreciation and amortization			[2]		[3]		[3]
Discontinued operations		(302,529)	[1],[2]	(349,448)	[3]	(4,900)	[3]
Financial results			[2]		[3]		[3]
Income tax			[2]		[3]		[3]
Net income (loss)		(302,529)	[2]	(349,448)	[3]	(4,900)	[3]
Aesop [Member]
INFORMATION ON SEGMENTS
Net revenue			[2]		[3]		[3]
Performance assessed by the company			[2]		[3]		[3]
Depreciation and amortization			[2]		[3]		[3]
Discontinued operations		(3,576)	[1],[2]	132,677	[3]	194,183	[3]
Financial results			[2]		[3]		[3]
Income tax			[2]		[3]		[3]
Net income (loss)		(3,576)	[2]	132,677	[3]	194,183	[3]
Corporate expenses [Member]
INFORMATION ON SEGMENTS
Net revenue		9,672		335
Performance assessed by the company		(313,055)		(615,103)		(604,594)
Depreciation and amortization		(731)		(10,273)
Discontinued operations		11,116	[1]	(468)
Financial results		590,951		293,041		265,286
Income tax		(217,603)		9,409		921,394
Net income (loss)		R$ 70,678		R$ (323,394)		R$ 582,086

[1]	The Natura &Co amounts are refers to gain from the TBS and Aesop sale occurred in 2023..
[2]	The operations of these segments located in Latin American countries (Latam) are presented in the Natura &Co Latam segment.
[3]	The balances are at zero in 2023 due to the sale of the former subsidiaries Aesop and The Body Shop.